Shareholders’ equity (deficiency) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Stock Option Activity
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2022	20,457,660	$2.99	6.39
Granted	3,222,786	6.44
Exercised	7,391,891	2.58
Forfeited	560,379	4.67
Outstanding at December 31, 2023	15,728,176	$3.83	6.23
Exercisable at December 31, 2023	11,441,966	$3.07	5.25

Schedule of Nonvested Restricted Stock Units Activity
A summary of the Company’s RSUs and PSUs activity is as follows:

December 31, 2023
Number of RSUs
Unvested at beginning of year	6,391,352
Granted	5,850,513
Vested	2,216,312
Forfeited	1,865,404
Unvested, at end of year	8,160,149

Summary of Stock-Based Compensation	Share based compensation expenses related to the consolidated statements of operations recognized were comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Cost of revenues	$1,733	$1,283	$290
Research and development	4,673	2,974	1,076
Sales and marketing	6,478	5,041	2,332
General and administrative	6,114	4,410	2,782
	$18,998	$13,708	$6,480